Intangible assets, net - The carrying value of the assets impaired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in goodwill [abstract]
Impairment			$ (42,801)
Remaining Concession Period	21 years
Cost
ICASGA Concession assets
ICASGA Concession assets at the beginning	$ 29,743	$ 71,918
Acquisitions	5,164	63
Impairment		26,362
Amortization of the year	$ 1,425
Disposals		921
Translation differences		(13,530)
ICASGA Concession assets at the end		29,743	71,918
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period		50,249
Impairment		(35,906)
Translation differences		$ (14,343)
Goodwill at end of period			$ 50,249